Segment Reporting - Additional Information (Details)	Dec. 31, 2019 vessel
Liquefied natural gas segment
Segment Reporting Information [Line Items]
Number of vessels	49
Liquefied natural gas segment | Corporate Joint Venture
Segment Reporting Information [Line Items]
Number of vessels	25
Liquefied Petroleum Gas Segment
Segment Reporting Information [Line Items]
Number of vessels	30
Liquefied Petroleum Gas Segment | Corporate Joint Venture
Segment Reporting Information [Line Items]
Number of vessels	23
Conventional Tankers Segment
Segment Reporting Information [Line Items]
Number of vessels	2